Business Combination (Details 2) - USD ($) $ in Thousands	1 Months Ended
	Jul. 20, 2016	Sep. 30, 2016
Goodwill		$ 11,861
Limbach [Member]
Total consideration paid	$ 50,948
Less, net assets acquired	39,087
Goodwill	$ 11,861